Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

April 5, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 1175 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on March 24, 2022.

If you have any questions or require further information, please call Diane Drake at 626-385-5777 with any comments or questions relating to the filing.

Sincerely,

/s/ MEL DE LEON

Mel de Leon

Investment Managers Series Trust